Segment Information - Depreciation and Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation	$ 13	$ 12	$ 49	$ 44	$ 42
Assets	3,033		3,069	2,956
ASC
Segment Reporting Information [Line Items]
Depreciation	9	8	33	30	29
IMS
Segment Reporting Information [Line Items]
Depreciation	$ 4	$ 4	16	14	$ 13
Operating Segments | ASC
Segment Reporting Information [Line Items]
Assets			1,545	1,563
Operating Segments | IMS
Segment Reporting Information [Line Items]
Assets			1,145	1,018
Corporate & Eliminations
Segment Reporting Information [Line Items]
Assets			$ 379	$ 375